Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments [Abstract]
Disclosure of financial assets by categories	Financial assets and liabilities by categories:

December 31, 2023	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$399.6	$—	$—	$399.6
Trade receivables from provisional concentrates sales (1)	—	17.5	—	17.5
Receivable not arising from sale of metal concentrates (1)	110.1	—	—	110.1
Investments	—	38.1	3.2	41.3
Derivative assets (2)	—	6.9	—	6.9
	$509.7	$62.5	$3.2	$575.4
Financial Liabilities:
Derivative liabilities (2)	$—	$0.1	$—	$0.1
Debt	$703.7	$—	$—	$703.7
(1)Included in Trade and other receivables.
(2)Included in Other assets and Other liabilities.

December 31, 2022	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$107.0	$—	$—	$107.0
Trade receivables from provisional concentrates sales (1)	—	28.7	—	28.7
Receivable not arising from sale of metal concentrates (1)	99.0	—	—	99.0
Investments	—	35.3	—	35.3
Long-term investment (Note 16)	—	—	121.2	121.2
Derivative assets (2)	—	2.9	—	2.9
	$206.0	$66.9	$121.2	$394.1
Financial Liabilities:
Derivative liabilities (2)	$—	$1.8	$—	$1.8
Debt	$193.7	$—	$—	$193.7
(1)Included in Trade and other receivables.
(2)Included in Other assets and Other liabilities.

Disclosure of financial liabilities by categories	Financial assets and liabilities by categories:

December 31, 2023	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$399.6	$—	$—	$399.6
Trade receivables from provisional concentrates sales (1)	—	17.5	—	17.5
Receivable not arising from sale of metal concentrates (1)	110.1	—	—	110.1
Investments	—	38.1	3.2	41.3
Derivative assets (2)	—	6.9	—	6.9
	$509.7	$62.5	$3.2	$575.4
Financial Liabilities:
Derivative liabilities (2)	$—	$0.1	$—	$0.1
Debt	$703.7	$—	$—	$703.7
(1)Included in Trade and other receivables.
(2)Included in Other assets and Other liabilities.

December 31, 2022	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$107.0	$—	$—	$107.0
Trade receivables from provisional concentrates sales (1)	—	28.7	—	28.7
Receivable not arising from sale of metal concentrates (1)	99.0	—	—	99.0
Investments	—	35.3	—	35.3
Long-term investment (Note 16)	—	—	121.2	121.2
Derivative assets (2)	—	2.9	—	2.9
	$206.0	$66.9	$121.2	$394.1
Financial Liabilities:
Derivative liabilities (2)	$—	$1.8	$—	$1.8
Debt	$193.7	$—	$—	$193.7
(1)Included in Trade and other receivables.
(2)Included in Other assets and Other liabilities.

Disclosure of financial instruments at fair value through profit or loss	The losses from investments recorded at FVTPL for the year ended December 31, 2023 and 2022 were as follows:

	2023	2022
Unrealized losses on investments	$(6.5)	$(16.6)
Realized gains on investments	1.0	0.4
	$(5.5)	$(16.2)
The gains on derivatives for the year ended December 31, 2023 and 2022 were comprised of the following:

	2023	2022
Realized gains on derivatives	$13.8	$9.9
Unrealized losses on derivatives	(5.5)	(2.6)
	$8.3	$7.3

Disclosure of financial instruments designated at fair value through profit or loss	The losses from the Company's investments recorded at FVTOCI for the year ended December 31, 2023 and 2022 were as follows:

	2023	2022
Unrealized losses on investments	$(5.4)	$(3.5)
Realized losses on investments (1)	(18.8)	—
	$(24.2)	$(3.5)
(1)Excludes income tax expense of $0.5 million, recorded through OCI, related to investments for the year ended December 31, 2023, with no amounts recorded in the comparative period.

Disclosure of assets and liabilities in the fair value hierarchy
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2023		At December 31, 2022
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Investments (Note 11)	$41.3	$—	$35.3	$—
Long-term investment (Note 16)	—	—	121.2	—
Trade receivables from provisional concentrate sales	—	17.5	—	28.7
Derivative assets (1)	—	6.9	—	2.9
Derivative liabilities (1)	—	(0.1)	—	(1.8)
	$41.3	$24.3	$156.5	$29.8
(1)Included in Other assets and Other liabilities.

Disclosure of credit risk exposure
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$399.6	$107.0
Trade accounts receivable (1)	17.5	28.7
Supplier advances (1)	10.4	8.9
Employee loans (1)	—	0.3
(1)Included in Trade and other receivables.

Disclosure of maturity analysis for derivative financial liabilities	The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

Payments due by period December 31, 2023
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$491.0	$—	$—	$—	$491.0
Severance liabilities	2.1	17.2	9.0	32.2	60.5
Payroll liabilities	4.9	—	—	—	4.9
Total accounts payable and accrued liabilities	498.0	17.2	9.0	32.2	556.4
Income tax payables	32.1	—	—	—	32.1
Debt
Repayment of principal	6.7	11.9	275.3	409.8	703.7
Interest and standby fees	29.1	57.6	43.4	34.5	164.6
Provisions (1)(2)	4.0	14.0	1.2	7.7	26.9
Future payroll liabilities	2.5	17.0	—	1.8	21.3
Total contractual obligations (2)	$572.4	$117.7	$328.9	$486.0	$1,505.0
(1)Total litigation provision (Note 19).
(2)Amounts above do not include payments related to closure and decommissioning (current $37.6 million, long-term $409.5 million) discussed in Note 19, and lease obligations discussed in Note 20.

Payments due by period December 31, 2022
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$291.4	$—	$—	$—	$291.4
Severance liabilities	13.9	1.0	0.6	4.5	20.0
Payroll liabilities	2.8	—	—	—	2.8
Total accounts payable and accrued liabilities	308.1	1.0	0.6	4.5	314.2
Income tax payables	25.8	—	—	—	25.8
Other liabilities	1.8	—	—	—	1.8
Debt
Repayment of principal	13.7	173.4	6.6	—	193.7
Interest and standby fees	11.2	17.7	0.1	—	29.0
Provisions (1)(2)	3.4	2.4	—	1.1	6.9
Future payroll liabilities	2.5	8.7	—	—	11.2
Total contractual obligations (2)	$366.5	$203.2	$7.3	$5.6	$582.6
(1)Total litigation provision (Note 19).
(2)Amounts above do not include payments related to closure and decommissioning (current $14.4 million, long-term $281.8 million) discussed in Note 19, and lease obligations discussed in Note 20.

Disclosure of exposure to currency risk through financial assets and liabilities
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred tax assets and liabilities denominated in foreign currencies:

At December 31, 2023	Cash and investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian dollar	$47.6	$4.6	$8.0	$(56.1)	$12.0
Mexican peso	3.2	14.3	11.4	(54.0)	33.9
Argentine peso	0.4	21.5	—	(79.0)	(12.1)
Bolivian boliviano	9.2	8.0	(7.0)	(7.6)	(3.8)
European euro	0.1	—	(2.2)	(0.1)	—
Peruvian sol	6.1	22.0	5.1	(87.2)	(68.1)
Guatemala quetzal	0.2	0.1	(0.1)	(9.6)	—
Chilean peso	1.2	7.2	18.5	(75.9)	(89.8)
Brazilian real	0.4	5.6	(5.4)	(39.3)	(333.3)
	$68.4	$83.3	$28.3	$(408.8)	$(461.2)

At December 31, 2022	Cash and investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian dollar	$41.0	$2.7	$—	$(42.2)	$24.0
Mexican peso	3.1	32.6	12.7	(43.0)	(16.3)
Argentine peso	9.3	9.3	0.9	(33.5)	—
Bolivian boliviano	4.8	6.6	(5.2)	(8.7)	(4.5)
European euro	—	—	—	—	—
Peruvian sol	3.2	20.2	(0.5)	(28.9)	(87.7)
Guatemala quetzal	0.1	0.1	(0.1)	(7.3)	—
	$61.5	$71.5	$7.8	$(163.6)	$(84.5)
At December 31, 2023, the Company had outstanding positions on its foreign currency exposure of Mexican peso ("MXN"), Peruvian sol ("PEN"), Canadian dollar ("CAD"), Chilean peso ("CLP") and Brazilian real ("BRL") purchases. The Company recorded the following derivative gains and losses on currencies for the year ended December 31, 2023 and 2022:

	2023	2022
Mexican peso gains	$2.5	$1.5
Peruvian sol gains	2.9	3.5
Canadian dollar gains (losses)	4.1	(3.0)
Chilean peso losses	(3.0)	—
Brazilian real gains	1.2	—
	$7.7	$2.0

Schedule of derivative gains and losses	The Company recorded the following derivative gains and losses on commodities for the year ended December 31, 2023 and 2022:

	2023	2022
Zinc gains	$—	$1.7
Diesel gains	—	4.5
Other	0.6	(0.9)
	$0.6	$5.3